UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

November 19, 2022 to December 16, 2022

Commission File Number of issuing entity: 333-207132-02

Central Index Key Number of issuing entity: 0001669393

Citigroup Commercial Mortgage Trust 2016-P3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Natixis Real Estate Capital LLC

(Central Index Key Number: 0001542256)

Société Générale

(Central Index Key Number: 0001238163)

Macquarie US Trading LLC d/b/a Principal Commercial Capital

(Central Index Key Number: 0001634437)

The Bank of New York Mellon

(Central Index Key Number: 0001497973)

Walker & Dunlop Commercial Property Funding I WF, LLC

(Central Index Key Number: 0001617874)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

81-2203430

81-2224334

81-6448261

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
EC	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 16, 2022, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-P3.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2016-P3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 11, 2022. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 11, 2022. The CIK number of CGMRC is 0001541001.

Natixis Real Estate Capital LLC (“Natixis”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 15, 2022. The CIK number of Natixis is 0001542256.

Société Générale (“SG”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2022. The CIK number of SG is 0001238163.

Macquarie US Trading LLC d/b/a Principal Commercial Capital (“PCC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2022. The CIK number of PCC is 0001634437.

The Bank of New York Mellon (“BNYM”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 23, 2018. The CIK number of BNYM is 0001497973.

Walker & Dunlop Commercial Property Funding I WF, LLC (“Walker & Dunlop”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 18, 2022. The CIK number of Walker & Dunlop is 0001617874.

Item 1A. Asset-Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2016-P3, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-P3, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	11/18/2022	$68,890.98
Current Distribution Date:	12/16/2022	$141,020.01

Loan Combination Custodial Account Balance
Prior Distribution Date:	11/18/2022	$0.00
Current Distribution Date:	12/16/2022	$0.00

*REO Account Balance
Prior Distribution Date:	11/18/2022	$0.00
Current Distribution Date:	12/16/2022	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-P3, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	11/18/2022	$1.04
Current Distribution Date:	12/16/2022	$1.04

Interest Reserve Account Balance
Prior Distribution Date:	11/18/2022	$0.00
Current Distribution Date:	12/16/2022	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	N/A	N/A

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	11/18/2022	$0.00
Current Distribution Date:	12/16/2022	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date:	11/18/2022	$0.00
Current Distribution Date:	12/16/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-P3, relating to the December 16, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-P3, relating to the December 16, 2022 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: December 30, 2022